CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 61,851	¥ 400,657	¥ 485,556
Restricted cash	1,636	10,599	12,669
Time deposits	188,459	1,220,797	415,903
Short-term investments	7,030	45,540	70,182
Accounts receivable	562	3,638	74,445
Prepayments and other current assets	$ 4,762	¥ 30,855	157,887
Deferred tax assets, current portion			39,761
Total current assets	$ 264,300	¥ 1,712,086	1,256,403
Non-current assets:
Property and equipment, net	6,822	44,194	41,075
Intangible assets, net	30,898	200,148	¥ 3,354
Goodwill	10,019	64,899
Deposits	188	1,217	¥ 10,071
Long-term investments	$ 9,314	¥ 60,332	6,652
Deferred tax assets, non-current			343
Other non-current assets	$ 250	¥ 1,621	1,794
Total non-current assets	57,491	372,411	63,289
TOTAL ASSETS	321,791	2,084,497	¥ 1,319,692
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB106 (US$16) as of December 31, 2014 and 2015, respectively)	16	106
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to 500.com Limited of RMB24,828 and RMB14,896 (US$2,300) as of December 31, 2014 and 2015, respectively)	2,453	15,890	¥ 30,634
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to 500.com Limited of RMB100,367 and RMB127,897 (US$19,744) as of December 31, 2014 and 2015, respectively)	21,707	140,612	117,992
Income tax payable (including income tax payable of the consolidated VIEs without recourse to 500.com Limited of RMB4,680 and RMB1,061 (US$164) as of December 31, 2014 and 2015, respectively)	187	1,214	9,250
Total current liabilities	24,363	157,822	157,876
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to 500.com Limited of RMB42,540 and RMB 45,380 (US$7,006) as of December 31, 2014 and 2015, respectively)	7,244	46,928	¥ 44,194
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to 500.com Limited of Nil and RMB 13,411 (US$2,070) as of December 31, 2014 and 2015, respectively)	2,070	13,411
Total non-current liabilities	9,314	60,339	¥ 44,194
TOTAL LIABILITIES	$ 33,677	¥ 218,161	¥ 202,070
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 312,200	¥ 2,022,369	¥ 1,106,234
Treasury shares	(1,354)	(8,773)
Accumulated other comprehensive income	13,815	89,488	¥ 22,637
Accumulated deficit	(51,771)	(335,363)	(11,370)
Total 500.com Limited shareholders' equity	272,912	1,767,863	¥ 1,117,622
Noncontrolling interests	15,202	98,473
Total shareholders' equity	288,114	1,866,336	¥ 1,117,622
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	321,791	2,084,497	1,319,692
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	17	110	85
Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	$ 5	¥ 32	¥ 36